SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2026
Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Minimum | Buildings
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Minimum | Production equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Other equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Maximum | Buildings
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Maximum | Production equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Other equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years